FOREIGN EXCHANGE GAIN (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Foreign exchange gain	$ 6.0	$ 10.0
Translation of US dollar long-term debt
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Realized gain (loss)	(155.6)	16.8
Realized gain on CCS - principal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Realized gain (loss)	103.9	151.8
Unrealized gain (loss) on CCS - principal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrealized gain (loss)	43.5	(155.8)
Foreign exchange gain (loss) related to US dollar long-term debt
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrealized gain (loss)	(8.2)	12.8
Unrealized gain (loss) on foreign exchange swaps
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrealized gain (loss)	(3.2)	2.2
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrealized gain (loss)	$ 17.4	$ (5.0)